Working capital - Trade and other receivables (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of trade and other receivables [line items]
Trade receivables	£ 2,155	£ 1,817
Current assets
Disclosure of trade and other receivables [line items]
Trade receivables	2,155	1,817
Interest receivable	18	35
VAT recoverable and other prepaid taxes	290	216
Other receivables	158	148
Prepayments	290	150
Accrued income	22	19
Trade and other receivables	2,933	2,385
Non-current assets
Disclosure of trade and other receivables [line items]
Trade receivables	0	0
Interest receivable	0	0
VAT recoverable and other prepaid taxes	15	18
Other receivables	13	18
Prepayments	9	0
Accrued income	0	0
Trade and other receivables	£ 37	£ 36